UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/16

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
November 30, 2016 (Unaudited)

Registered Investment Companies - 100.0%	Shares		Value ($)
Domestic Equity - 37.2%
Dreyfus Appreciation Fund, Cl. Y	48,334	[a]	1,833,317
Dreyfus Disciplined Stock Fund	36,922	[a]	1,263,851
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	20,214	[a]	679,378
Dreyfus Research Growth Fund, Cl. Y	168,670	[a]	2,395,118
Dreyfus Smallcap Stock Index Fund, Investor Shares	24,812	[a]	769,167
Dreyfus Strategic Value Fund, Cl. Y	51,855	[a]	2,027,528
Dreyfus Structured Midcap Fund, Cl. Y	23,922	[a]	708,092
Dreyfus U.S. Equity Fund, Cl. Y	92,098	[a]	1,691,847
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	39,642	[a,b]	690,561
			12,058,859
Domestic Fixed Income - 47.4%
Dreyfus Bond Market Index Fund, BASIC Shares	326,004	[a]	3,354,583
Dreyfus High Yield Fund, Cl. I	321,162	[a]	1,971,933
Dreyfus Intermediate Term Income Fund, Cl. Y	450,997	[a]	5,980,223
Dreyfus Ultra Short Income Fund, Institutional Shares	399,764	[a]	4,025,626
			15,332,365
Foreign Equity - 6.9%
Dreyfus Emerging Markets Fund, Cl. Y	31,007	[a]	279,680
Dreyfus Global Real Estate Securities Fund, Cl. Y	31,574	[a]	275,640
Dreyfus International Equity Fund, Cl. Y	14,208	[a]	456,784
Dreyfus International Stock Index Fund, Investor Shares	28,367	[a]	416,140
Dreyfus/Newton International Equity Fund, Cl. Y	26,245	[a]	458,499
International Stock Fund, Cl. Y	23,833	[a]	350,827
			2,237,570
Foreign Fixed Income - 8.5%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	108,525	[a,b]	1,176,411
Dreyfus International Bond Fund, Cl. Y	107,068	[a]	1,576,034
			2,752,445
Total Investments (cost $31,203,037)	100.0%		32,381,239
Liabilities, Less Cash and Receivables	.0%		(3,781)
Net Assets	100.0%		32,377,458

[a]	Investment in affiliated mutual fund.
[b]	Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	84.6
Mutual Funds: Foreign	15.4
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	32,381,239	-	-	32,381,239

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2016, accumulated net unrealized appreciation on investments was $1,178,202, consisting of $2,344,004 gross unrealized appreciation and $1,165,802 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
November 30, 2016 (Unaudited)

Registered Investment Companies - 100.2%	Shares		Value ($)
Domestic Equity - 58.8%
Dreyfus Appreciation Fund, Cl. Y	48,797	[a]	1,850,861
Dreyfus Disciplined Stock Fund	36,821	[a]	1,260,387
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	23,662	[a]	795,270
Dreyfus Research Growth Fund, Cl. Y	188,546	[a]	2,677,347
Dreyfus Smallcap Stock Index Fund, Investor Shares	24,843	[a]	770,137
Dreyfus Strategic Value Fund, Cl. Y	50,161	[a]	1,961,291
Dreyfus Structured Midcap Fund, Cl. Y	23,971	[a]	709,531
Dreyfus U.S. Equity Fund, Cl. Y	91,748	[a]	1,685,414
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	39,761	[a,b]	692,642
			12,402,880
Domestic Fixed Income - 25.3%
Dreyfus Bond Market Index Fund, Basic Shares	37,801	[a]	388,976
Dreyfus High Yield Fund, Cl. I	63,087	[a]	387,355
Dreyfus Intermediate Term Income Fund, Cl. Y	86,514	[a]	1,147,174
Dreyfus Ultra Short Income Fund, Institutional Shares	339,198	[a]	3,415,720
			5,339,225
Foreign Equity - 13.6%
Dreyfus Emerging Markets Fund, Cl. Y	47,474	[a]	428,212
Dreyfus Global Real Estate Securities Fund, Cl. Y	55,309	[a]	482,847
Dreyfus International Equity Fund, Cl. Y	16,606	[a]	533,875
Dreyfus International Stock Index Fund, Investor Shares	33,156	[a]	486,404
Dreyfus/Newton International Equity Fund, Cl. Y	30,439	[a]	531,778
International Stock Fund, Cl. Y	27,817	[a]	409,474
			2,872,590
Foreign Fixed Income - 2.5%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	20,899	[a,b]	226,548
Dreyfus International Bond Fund, Cl. Y	20,576	[a]	302,876
			529,424
Total Investments (cost $18,642,065)	100.2%		21,144,119
Liabilities, Less Cash and Receivables	(.2%)		(40,636)
Net Assets	100.0%		21,103,483

a Investment in affiliated mutual fund.
b Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	84.1
Mutual Funds: Foreign	16.1
100.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	21,144,119	-	-	21,144,119

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2016, accumulated net unrealized appreciation on investments was $2,502,054, consisting of $2,870,498 gross unrealized appreciation and $368,444 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
November 30, 2016 (Unaudited)

Registered Investment Companies - 100.0%	Shares		Value ($)
Domestic Equity - 47.5%
Dreyfus Appreciation Fund, Cl. Y	118,070	[a]	4,478,402
Dreyfus Disciplined Stock Fund	89,614	[a]	3,067,471
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	44,738	[a]	1,503,638
Dreyfus Research Growth Fund, Cl. Y	433,057	[a]	6,149,411
Dreyfus Smallcap Stock Index Fund, Investor Shares	58,733	[a]	1,820,727
Dreyfus Strategic Value Fund, Cl. Y	123,916	[a]	4,845,100
Dreyfus Structured Midcap Fund, Cl. Y	57,044	[a]	1,688,499
Dreyfus U.S. Equity Fund, Cl. Y	220,092	[a]	4,043,090
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	93,508	[a,b]	1,628,907
			29,225,245
Domestic Fixed Income - 36.6%
Dreyfus Bond Market Index Fund, Basic Shares	345,609	[a]	3,556,314
Dreyfus High Yield Fund, Cl. I	385,058	[a]	2,364,258
Dreyfus Intermediate Term Income Fund, Cl. Y	549,976	[a]	7,292,681
Dreyfus Ultra Short Income Fund, Institutional Shares	925,091	[a]	9,315,666
			22,528,919
Foreign Equity - 10.5%
Dreyfus Emerging Markets Fund, Cl. Y	116,219	[a]	1,048,296
Dreyfus Global Real Estate Securities Fund, Cl. Y	95,644	[a]	834,974
Dreyfus International Equity Fund, Cl. Y	39,196	[a]	1,260,153
Dreyfus International Stock Index Fund, Investor Shares	77,104	[a]	1,131,121
Dreyfus/Newton International Equity Fund, Cl. Y	70,312	[a]	1,228,346
International Stock Fund, Cl. Y	64,677	[a]	952,044
			6,454,934
Foreign Fixed Income - 5.4%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	127,639	[a,b]	1,383,611
Dreyfus International Bond Fund, Cl. Y	129,602	[a]	1,907,739
			3,291,350
Total Investments (cost $57,309,969)	100.0%		61,500,448
Liabilities, Less Cash and Receivables	.0%		(3,531)
Net Assets	100.0%		61,496,917

a Investment in affiliated mutual fund.
b Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	84.1
Mutual Funds: Foreign	15.9
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	61,500,448	-	-	61,500,448

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2016, accumulated net unrealized appreciation on investments was $4,190,479, consisting of $5,980,392 gross unrealized appreciation and $1,789,913 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 12, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 12, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)